INTEREST EXPENSES	12 Months Ended
Dec. 31, 2025
INTEREST EXPENSES [Abstract]
INTEREST EXPENSES
9.	INTEREST EXPENSES

Interest expenses consist of interest expense on the long-term debt and amortization of deferred financing costs related to the facilities described in Note 8.

All figures in USD ‘000	2025	2024	2023
Interest Expenses, net of capitalized interest	35,007	29,889	29,040
Amortization of Deferred Financing Costs	745	850	1,458
Total Interest Expenses	35,752	30,739	30,498

There are no interest expenses capitalized for the years ended December 31, 2025, 2024 and 2023, respectively.